UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
(Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments

U.S. TREASURY SECURITIES CASH FUND
Portfolio of Investments (unaudited)					September 30, 2005

UNITED STATES
GOVERNMENT		Coupon	Maturity	Principal
OBLIGATIONS 59.41%		Rate	Date	Amount	Value

United States Treasury Bills 33.91%
	Yield	3.06%	10/06/05	$20,000,000	$19,991,514
	Yield	3.22%	10/20/05	10,000,000	9,983,005
	Yield	3.53%	01/05/06	10,000,000	9,905,867
					39,880,386

United States Treasury Notes 25.50%
		1.625%	10/31/05	10,000,000	9,989,781
		1.875%	01/31/06	10,000,000	9,956,772
		4.625%	05/15/06	10,000,000	10,040,656
					29,987,209

Total United States Government Obligations					69,867,595
(cost $69,867,595)

REPURCHASE AGREEMENTS 34.60%

Joint Tri-Party Repurchase Agreements,
09/30/05, collateralized by U.S. Treasury
securities held in joint tri-party
repurchase accounts:

3.35% Credit Suisse First Boston,
repurchase price $20,005,583		3.35%	10/03/05	20,000,000	20,000,000
3.25% Morgan Stanley Dean Witter,
repurchase price $20,692,648		3.25%	10/03/05	20,687,045	20,687,045

Total Repurchase Agreements					40,687,045
(cost $40,687,045)

Total Investments 94.01%					110,554,640
(cost $110,554,640)
Other assets and liabilities, net 5.99%					7,040,669

NET ASSETS 100%					$117,595,309

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Portfolio of Investments (unaudited)					September 30, 2005

UNITED STATES
GOVERNMENT AND		Coupon	Maturity	Principal
AGENCY OBLIGATIONS 100.11%		Rate	Date	Amount	Value

Federal Farm Credit Bank 30.81%
Discount Notes:
	Yield	3.55%	10/04/05	$12,000,000	$11,996,450
	Yield	3.65%	10/05/05	5,000,000	4,997,972
	Yield	3.48%	10/07/05	16,949,000	16,939,162
	Yield	3.25%	10/31/05	5,000,000	4,986,458
	Yield	3.66%	01/26/06	5,000,000	4,940,525
	Yield	3.70%	01/31/06	5,000,000	4,937,306
	Yield	3.88%	05/15/06	5,000,000	4,878,211
Fixed Rates:
		2.50%	10/11/05	1,500,000	1,499,900
		1.80%	10/24/05	3,000,000	2,997,372
		2.25%	11/01/05	7,100,000	7,097,486
		2.05%	11/04/05	2,000,000	1,997,678
		2.20%	11/10/05	1,400,000	1,398,154
		2.50%	11/15/05	5,000,000	4,994,585
		6.50%	11/22/05	1,650,000	1,658,308
		2.625%	12/15/05	11,000,000	10,982,871
		2.00%	12/19/05	3,000,000	2,990,972
		1.70%	01/03/06	1,100,000	1,094,867
		1.75%	01/05/06	1,500,000	1,493,446
		2.99%	01/11/06	1,000,000	998,423
		2.00%	01/23/06	1,000,000	995,510
		2.48%	02/06/06	1,350,000	1,345,260
		1.85%	03/03/06	1,670,000	1,657,396
		2.00%	03/08/06	1,090,000	1,082,294
		1.93%	03/15/06	1,900,000	1,885,450
		2.60%	03/29/06	2,000,000	1,989,934
		3.65%	04/04/06	2,045,000	2,045,996
		2.00%	04/19/06	1,000,000	990,030
		5.40%	05/10/06	3,755,000	3,786,010
		2.35%	05/12/06	2,150,000	2,129,595
		2.60%	05/19/06	2,800,000	2,782,634
		3.65%	05/23/06	3,975,000	3,962,791
		5.50%	06/15/06	1,990,000	2,008,889
		4.05%	08/11/06	3,000,000	2,999,226
		2.60%	09/07/06	1,000,000	986,301
					123,527,462

Federal Home Loan Bank 69.30%
Discount Notes:
	Yield	3.18%	10/03/05	150,000,000	149,973,500
	Yield	3.64%	10/14/05	15,000,000	14,980,283
	Yield	3.64%	10/19/05	15,000,000	14,972,700
	Yield	3.66%	10/28/05	20,000,000	19,945,100
	Yield	3.70%	11/23/05	18,416,000	18,315,684
Fixed Rates:
		1.95%	10/06/05	1,250,000	1,249,747
		6.41%	10/11/05	2,260,000	2,261,673
		2.50%	11/02/05	5,000,000	4,999,959
		2.50%	11/15/05	5,000,000	4,995,131
		3.625%	11/15/05	3,000,000	3,000,432
		2.22%	11/21/05	3,000,000	2,994,693
		2.70%	11/28/05	1,000,000	998,760
		2.515%	12/01/05	4,175,000	4,173,278
		1.70%	12/30/05	5,000,000	4,982,598
		1.75%	01/10/06	2,100,000	2,087,623
		2.00%	02/13/06	4,400,000	4,370,019
		2.50%	02/24/06	3,300,000	3,283,072
		2.50%	03/15/06	2,500,000	2,487,586
		2.55%	05/17/06	5,000,000	4,957,260
		2.45%	05/19/06	1,925,000	1,905,962
		3.75%	06/30/06	3,000,000	2,995,336
		3.25%	07/21/06	4,000,000	3,977,986
		2.75%	07/28/06	4,000,000	3,960,861
					277,869,243

Total Investments 100.11%					401,396,705
(cost $401,396,705)
Other assets and liabilities, net (0.11)%					(431,330)

NET ASSETS 100%					$400,965,375

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
Portfolio of Investments (unaudited)					September 30, 2005

	Coupon	Maturity		Principal
MUNICIPAL BONDS 96.40%	Rate	Date		Amount	Value

Alabama 3.46%
DCH Health Care Authority Facilities Revenue	5.00%	06/01/09		$250,000	$263,630
University Alabama, Series A	5.00%	09/01/09		300,000	318,309
					581,939

Arizona 3.13%
Arizona State Transportation Board, Series A	5.00%	07/01/09		300,000	318,330
Maricopa County, Arizona Unified School District, GO	4.85%	07/01/11		200,000	208,218
					526,548

Arkansas 2.38%
Arkansas State Community Water System Public Water Authority Revenue	2.40%	10/01/05		200,000	200,000
Little Rock Arkansas Health Facilities Board Hospital Revenue	6.80%	11/01/05		200,000	200,562
					400,562

California 5.13%
Association of Bay Area Governments (ABAG) Finance Authority, Series C	4.00%	03/01/08		100,000	100,590
California State, GO	6.40%	02/01/06		500,000	505,860
Chino Basin Regional Financing Authority Revenue	7.00%	08/01/06		250,000	258,255
					864,705

Colorado 3.07%
Adams & Arapahoe Counties Joint School District, Series C, GO	5.75%	12/01/07		100,000	105,217
Platte River Power Authority Revenue, Series FF	5.00%	06/01/07		400,000	412,352
					517,569

Connecticut 3.71%
Bridgeport, Series A, GO	6.00%	03/01/06		200,000	202,570
Connecticut State, Series C, GO	5.00%	12/15/08		400,000	422,676
					625,246

Delaware 3.72%
Delaware State, Series A, GO	4.25%	03/01/09		400,000	414,748
Delaware Transportation Authority System Revenue	5.50%	07/01/08		200,000	212,230
					626,978

District of Columbia 0.96%
District of Columbia, Unrefunded, Series B	5.50%	06/01/09		150,000	161,163

Florida 4.07%
Florida State Board of Education Capital Outlay, Series B, GO	5.25%	06/01/11		175,000	185,526
Hillsborough County Industrial Development Authority Hospital Revenue	3.50%	10/01/09		205,000	203,192
Jacksonville Transportation Authority, GO	6.50%	07/01/07		280,000	296,467
					685,185

Georgia 6.15%
Atlanta Development Authority Revenue, Series A	5.25%	07/01/12		375,000	392,719
Coweta County School District, GO	4.00%	08/01/06		175,000	176,561
Georgia Municipal Electric Authority Power Revenue, Series A	5.30%	01/01/07		100,000	102,920
Marietta Georgia Development Authority Revenue	3.00%	09/15/08		375,000	363,975
					1,036,175

Illinois 3.23%
Chicago Water Revenue (ZCB)	0.00%	11/01/08		275,000	248,242
Western Illinois, University and College Revenue	3.50%	04/01/13		300,000	296,106
					544,348

Indiana 1.40%
Indianapolis, Indiana Local Public Improvement Bond Bank, Series D	6.60%	02/01/07		225,000	235,411

Kansas 1.20%
Kansas State Development Finance Authority Revenue	4.00%	10/01/15		200,000	201,640

Massachusetts 1.42%
Massachusetts State Health & Educational Facilities Authority Revenue, Series D	5.00%	10/01/07		135,000	135,607
Massachusetts State, Series C, GO	4.625%	10/01/08		100,000	104,089
					239,696

Michigan 1.94%
Detroit, Michigan Local Development Financial Authority, Series A	5.20%	05/01/10		130,000	133,680
Michigan Municipal Board Authority Revenue	3.00%	11/01/09		200,000	192,606
					326,286

Mississippi 3.51%
Mississippi Development Bank Special Obligation	3.25%	11/01/07		300,000	293,544
Mississippi Hospital Equipment & Facilities Authority Revenue	3.45%	04/01/07		300,000	297,813
					591,357

Nevada 2.99%
Nevada State Municipal Bond Bank Project #51, Series A, GO	5.10%	01/01/08		250,000	251,337
Washoe County Gas & Water Facilities Revenue	6.30%	12/01/14		250,000	252,507
					503,844

New Jersey 5.23%
Brigantine, New Jersey School Improvements, GO Unlimited	3.50%	01/15/13		300,000	296,190
Jersey City, GO	6.00%	10/01/05		110,000	110,000
New Jersey State	5.125%	05/01/10		250,000	268,222
Washington Township Board of Education, GO	5.10%	02/01/08		200,000	205,712
					880,124

New Mexico 0.69%
New Mexico State Highway Commission Revenue	3.75%	06/15/06		115,000	115,633

New York 9.94%
Hempstead Township, Series B, GO Unlimited Tax	5.375%	11/15/10		120,000	127,114
New York City Transitional Financial Authority Revenue, Series A	5.25%	11/01/08		225,000	238,932
New York, New York, Series B	5.25%	08/01/09		200,000	213,222
New York, New York, Series C	3.50%	08/01/07		300,000	302,739
New York State, GO	5.00%	03/01/08		250,000	260,805
New York State, Local Highway & Bridge, Series A	5.375%	04/01/10		200,000	212,224
Schenectady Metroplex Development Authority Revenue, Series A	5.00%	12/15/12		110,000	115,731
Tobacco Settlement Financing Corp., Series B	4.00%	06/01/07		200,000	202,908
					1,673,675

North Carolina 1.09%
North Carolina Eastern Municipal Power Agency Revenue, Refunding, Series A	5.60%	01/01/10		175,000	183,572

Ohio 1.22%
Ohio State Higher Education, Series B, GO	4.25%	11/01/07		200,000	204,862

Oregon 2.01%
Clackamas County Hospital Facilities Authority Revenue	5.00%	05/01/07		200,000	205,658
Oregon State Department Transportation Highway	5.00%	11/15/09		125,000	133,599
					339,257

South Carolina 1.26%
Horry County Hospitality Fee Special Obligation	5.00%	04/01/10		200,000	211,424

Tennessee 1.57%
Shelby County Tennessee Health Educational & Housing Facilities Board Revenue	5.15%	07/01/07		300,000	265,041

Texas 16.32%
Arlington Refunding, Series A	5.00%	08/15/08		200,000	209,760
Austin Utility System Revenue, Series A	5.375%	11/15/05		150,000	150,456
Bexar County Refunded, GO	5.40%	06/15/12		200,000	203,238
Gulf Coast Industrial Development Authority Pollution Control Revenue	4.95%	07/01/07		385,000	397,081
Killeen, Texas Independent School District, GO Unlimited, Prerefunded	5.00%	02/15/09		310,000	323,876
Killeen, Texas Independent School District, GO Unlimited, Unrefunded	5.00%	02/15/09		90,000	93,611
Rowlett, Texas, GO Unlimited, Refunding	4.00%	02/15/16		300,000	297,726
San Antonio Water System Revenue	5.00%	05/15/13		100,000	106,685
Southwest Higher Education Authority	4.30%	10/01/09		300,000	304,059
Texas State Affordable Housing Corp.	4.00%	11/01/06		165,000	157,253
Texas State Water Development Board Revenue, Series A	5.125%	07/15/09		290,000	294,623
Texas Turnpike Authority Revenue	5.00%	06/01/08		200,000	209,294
					2,747,662

Utah 1.25%
Utah Transit Authority Sales Tax & Transportation Revenue	4.90%	12/15/09		200,000	210,008

Virginia 2.77%
Virginia Commonwealth Transportation Board	4.00%	05/15/07		460,000	467,314

Washington 0.65%
Clark County, Washington School District, GO Unlimited	5.125%	12/01/11		100,000	108,751

Wisconsin 0.93%
Milwaukee, Wisconsin, Series L, GO	4.60%	12/15/13		150,000	156,881

Total Municipal Bonds					16,232,856
(cost $16,243,916)

REPURCHASE AGREEMENT 0.63%

Joint Tri-Party Repurchase Agreement, Morgan
Stanley Dean Witter, 09/30/05, 3.25%, due 10/03/05,
repurchase price $106,695, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account
(cost $106,666)	3.25%	10/03/05		106,666	106,666

Total Investments 97.03%					16,339,522
(cost $16,350,582)
Other assets and liabilities, net 2.97%					500,668

NET ASSETS 100%					$16,840,190

See notes to portfolios of investments.

TAX FREE FUND
Portfolio of Investments (unaudited)					September 30, 2005

	Coupon	Maturity		Principal
MUNICIPAL BONDS 94.22%	Rate	Date		Amount	Value

Alabama 2.86%
Alabama 21st Century Authority Tobacco Settlement Revenue	5.75%	12/01/19		$275,000	$295,493
Alabama State, GO Unlimited, Series A	4.625%	09/01/22		375,000	386,167
					681,660

Arizona 1.30%
Salt River Project Agricultural Improvement & Power District Electric System Revenue	6.00%	01/01/07		300,000	310,773

Arkansas 2.93%
Gravette Arkansas School District, GO Unlimited, Series B	4.00%	06/01/09		290,000	294,373
Nettleton Arkansas Special School District, GO Limited	4.20%	06/01/14		400,000	404,392
					698,765

California 8.80%
Berkeley, California Unified School District, GO Unlimited	4.375%	08/01/29		300,000	290,697
California State, GO Unlimited	5.00%	02/01/25		320,000	333,014
Campbell, California Union High School District, GO Unlimited	4.75%	08/01/34		300,000	303,867
Los Angeles, California University School District, GO Unlimited, Series A	5.375%	07/01/18		790,000	873,258
Santa Rosa, California High School District, GO Unlimited	4.375%	08/01/24		300,000	297,513
					2,098,349

Colorado 0.66%
Colorado Health Facility Authority Revenue	5.00%	09/01/16		150,000	156,661

Florida 4.09%
Florida Board of Education Capital Outlay, GO Unlimited Tax, Refunding, Series A	6.625%	06/01/07		165,000	169,364
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%	06/01/28		300,000	300,489
St. Lucie County Florida Sales Tax Revenue	5.25%	10/01/23		465,000	504,162
					974,015

Georgia 4.87%
Atlanta Development Authority Revenue	5.25%	07/01/22		500,000	525,115
Chatham County Hospital Authority Revenue, Series A	5.50%	01/01/34		405,000	429,446
Georgia Municipal Electric Authority Power Revenue, Series A	5.30%	01/01/07		200,000	205,840
					1,160,401

Illinois 6.68%
Du Page County, Refunding	5.60%	01/01/21		490,000	558,095
Illinois Development Financing Authority Hospital Revenue, Adventist Health Systems	5.65%	11/15/24		435,000	456,350
Illinois Development Financing Authority Revenue Presbyterian Home Lake Project, Series B	6.25%	09/01/17		250,000	261,533
Illinois Regional Transportation Authority Revenue, Series A	7.20%	11/01/20		250,000	315,058
					1,591,036

Indiana 1.26%
Indiana State Housing & Community Development Authority, Series B-1	4.10%	07/01/16		300,000	299,469

Iowa 2.19%
Polk County Revenue Catholic Health Initiatives, Series A	5.125%	12/01/11		500,000	521,770

Kansas 5.86%
Kansas State Development Finance Authority Revenue	4.00%	10/01/15		250,000	252,050
Kansas State Development Finance Authority Hospital Revenue, Series Z	5.00%	12/15/12		500,000	534,600
University of Kansas Hospital Authority Health Facilities Revenue	5.625%	09/01/27		570,000	609,769
					1,396,419

Kentucky 2.31%
Kentucky State Property & Buildings Commission Revenue	4.50%	08/01/12		525,000	549,969

Maryland 2.83%
Baltimore, Maryland Water Project Revenue, Series A	5.00%	07/01/24		320,000	352,077
Maryland State Health & Higher Educational Facilities Authority Revenue	5.75%	07/01/21		300,000	322,050
					674,127

Michigan 5.15%
Belding Area Schools, Refunding	5.00%	05/01/18		390,000	400,776
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.375%	05/01/18		300,000	307,269
Michigan State Hospital Finance Authority Revenue	4.90%	05/15/13		500,000	519,455
					1,227,500

Missouri 1.81%
St. Louis Airport Development Program, Prerefunded, Series A	5.00%	07/01/11		235,000	252,414
St. Louis Airport Development Program, Unrefunded, Series A	5.00%	07/01/11		165,000	178,830
					431,244

New Jersey 3.39%
New Jersey Health Care Facilities Financing Authority Revenue	4.375%	07/01/10		460,000	474,370
New Jersey State Transportation Authority, Series A	5.00%	06/15/13		315,000	334,593
					808,963

New Mexico 0.84%
New Mexico State Highway Commission Revenue	3.75%	06/15/06		200,000	201,100

New York 5.74%
Albany Parking Authority Revenue	5.00%	07/15/09		400,000	411,608
New York, GO Unlimited, Prerefunded, Series H	5.25%	03/15/14		445,000	479,719
New York, GO Unlimited, Unrefunded, Series H	5.25%	03/15/14		5,000	5,306
New York, GO Unlimited, Series J	5.00%	05/15/12		250,000	263,245
Saratoga County Industrial Development Agency Civic Facility Revenue, Series A	5.00%	12/01/09		200,000	208,666
					1,368,544

North Carolina 2.20%
North Carolina Eastern Municipal Power Agency Revenue, Refunding, Series A	5.60%	01/01/10		500,000	524,490

Ohio 2.32%
Ohio State Mental Health Facilities Revenue	5.50%	06/01/15		300,000	325,242
South Euclid Special Assessment, GO Limited Tax	6.70%	12/01/14		200,000	227,820
					553,062

Pennsylvania 3.98%
Chester County Health & Educational Facilities Authority Revenue	5.00%	05/15/08		250,000	261,115
Moon Area School District, GO Unlimited	4.70%	11/15/29		415,000	420,652
Philadelphia Hospital & Higher Educational Facilities Authority Revenue	4.95%	06/15/06		265,000	266,277
					948,044

Puerto Rico 1.34%
Puerto Rico Electric Power Authority Revenue, Series II	5.125%	07/01/26		300,000	319,377

Rhode Island 4.58%
North Providence, GO Unlimited Tax, Series A	6.05%	07/01/13		500,000	535,830
Rhode Island State Health & Educational Building Corporation Revenue	6.50%	08/15/32		500,000	556,250
					1,092,080

South Carolina 1.08%
South Carolina Jobs Economic Development Authority Revenue	5.00%	11/01/23		250,000	256,943

Texas 9.26%
Austin Utility System Revenue, Series A	5.375%	11/15/05		225,000	225,684
Austin, Texas, GO	5.00%	09/01/16		565,000	585,035
Duncanville, Texas Independent School District, GO Unlimited, Series B	5.25%	02/15/32		500,000	527,300
Floresville, Texas Independent School District, GO Unlimited	5.00%	02/01/20		340,000	356,966
Killeen, Texas Refinancing & Improvement, GO	4.50%	08/01/18		500,000	511,225
					2,206,210

Utah 1.30%
Weber County School District, GO Unlimited, Prerefunded, Series A	5.15%	06/15/08		110,000	114,022
Weber County School District, GO Unlimited, Unrefunded, Series A	5.15%	06/15/08		190,000	196,435
					310,457

Vermont 1.27%
Vermont Educational & Health Buildings Financing Agency Revenue,
Vermont Law School Project, Series A	5.375%	01/01/23		300,000	303,456

Virginia 1.26%
Norfolk, Virginia Water Revenue	4.625%	11/01/31		300,000	300,588

Washington 2.06%
King & Snohomish Counties' School District, Series C	5.00%	06/15/10		250,000	264,485
Spokane County Washington School District, GO Unlimited	5.05%	06/01/22		255,000	227,024
					491,509

Total Municipal Bonds					22,456,981
(cost $21,673,789)

REPURCHASE AGREEMENT 6.64%

Joint Tri-Party Repurchase Agreement, Morgan
Stanley Dean Witter, 09/30/05, 3.25%, due 10/03/05,
repurchase price $1,584,372, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account
(cost $1,583,943)	3.25%	10/03/05		1,583,943	1,583,943

Total Investments 100.86%					24,040,924
(cost $23,257,732)
Other assets and liabilities, net (0.86)%					(205,765)

NET ASSETS 100%					$23,835,159

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
Portfolio of Investments (unaudited)					September 30, 2005

COMMON STOCKS AND WARRANTS 89.86%		Shares			Value

Aerospace/Defense 2.09%
Goodrich Corp.		5,000			$221,700
The Boeing Co.		3,000			203,850
					425,550

Applications Software 1.09%
Progress Software Corp.		7,000			222,390	*

Beverages 0.84%
PepsiCo, Inc.		3,000			170,130

Cable TV 0.24%
Stream Communications Network, Inc.		190,000			49,400	*

Computers 1.89%
Apple Computer, Inc.		5,000			268,050	*
Hewlett-Packard Co.		4,000			116,800
					384,850

Computers - Memory Devices 1.90%
SanDisk Corp.		8,000			386,000	*

Distribution/Wholesale 1.78%
Aviall, Inc.		6,000			202,680	*
United Natural Foods, Inc.		4,500			159,120	*
					361,800

E-Commerce / Services 2.29%
Digital River, Inc.		7,000			243,950	*
WebMD Corp.		20,000			221,600	*
					465,550

Electric - Integrated 3.47%
Edison International		4,500			212,760
Exelon Corp.		5,000			267,200
TXU Corp.		2,000			225,760
					705,720

Electronics & Components 3.05%
Broadcom Corp., Class A		6,000			281,460	*
Texas Instruments, Inc.		10,000			339,000
					620,460

Financial Services 3.73%
Charles Schwab Corp.		14,000			202,020
Digital Insight Corp.		9,000			234,540	*
Euronet Worldwide, Inc.		5,000			147,950	*
Lehman Brothers Holdings, Inc.		1,500			174,720
					759,230

Gas Distribution 1.28%
Energen Corp.		6,000			259,560

Gold Mining 5.66%
Bema Gold Corp., Warrants (October 2007)		25,000			34,451	*
Goldcorp, Inc., Warrants (March 2007), Class C		125,000			450,024	*
Goldcorp, Inc., Warrants (May 2007), Class A		150,000			542,612	*
Goldcorp, Inc., Warrants (August 2008), Class B		50,000			124,456	*
					1,151,543

Index Fund 4.05%
Biotech HOLDRs Trust		2,000			381,440
iShares MSCI Japan Index Fund		10,000			121,900
iShares Russell 2000 Index Fund		1,500			99,585
Nasdaq-100 Index Tracking Stock		2,500			98,650
SPDR Trust Series 1		1,000			123,040
					824,615

Insurance 3.08%
Loews Corp.		4,500			415,845
ProAssurance Corp.		4,500			210,015	*
					625,860

Internet 1.73%
Google, Inc., Class A		1,000			316,460	*
Stockgroup Information Systems, Inc.		110,000			34,430	*
					350,890

Investment Advisers 1.68%
Franklin Resources, Inc.		3,000			251,880
National Financial Partners Corp.		2,000			90,280
					342,160

Machinery 2.97%
Caterpillar, Inc.		6,000			352,500
Joy Global, Inc.		5,000			252,300
					604,800

Manufacturing 4.49%
Precision Castparts Corp.		6,000			318,600
Teleflex, Inc.		5,000			352,500
Trinity Industries, Inc.		6,000			242,940
					914,040

Medical - Biomedical 1.86%
Genentech, Inc.		4,500			378,945	*

Medical - Drugs 1.78%
Cardinal Health, Inc.		3,500			222,040
Wyeth		3,000			138,810
					360,850

Medical - HMO 3.54%
Humana, Inc.		8,000			383,040	*
UnitedHealth Group, Inc.		6,000			337,200
					720,240

Medical - Products 5.59%
Hologic, Inc.		4,000			231,000	*
Intuitive Surgical, Inc.		3,500			256,515	*
Quality Systems, Inc.		3,500			241,815
ResMed, Inc.		1,500			119,475	*
Respironics, Inc.		4,500			189,810	*
TriZetto Group, Inc.		7,000			98,840	*
					1,137,455

Networking Products 0.47%
NETGEAR, Inc.		4,000			96,240	*

Oil & Gas - Integrated 2.98%
ConocoPhillips		3,000			209,730
Questar Corp.		4,500			396,540
					606,270

Oil & Gas Drilling 2.38%
Nabors Industries, Ltd.		1,500			107,745	*
Patterson-UTI Energy, Inc.		7,000			252,560
Transocean, Inc.		2,000			122,620	*
					482,925

Oil & Gas Equipment & Services 2.36%
GulfMark Offshore, Inc.		3,500			112,945	*
Hornbeck Offshore Services, Inc.		7,000			256,410	*
Lone Star Technologies, Inc.		2,000			111,180	*
					480,535

Oil & Gas Exploration & Production 3.17%
Chesapeake Energy Corp.		6,000			229,500
Enerplus Resources Fund		4,000			188,800
XTO Energy, Inc.		5,000			226,600
					644,900

Oil & Gas Field Services 0.84%
Halliburton Co.		2,500			171,300

Oil & Gas Refining & Marketing 1.95%
Valero Energy Corp.		3,500			395,710

Oil & Gas Royalty Trusts 1.50%
Canadian Oil Sands Trust		1,000			110,633
San Juan Basin Royalty Trust		4,000			195,200
					305,833

Paper Products 1.13%
Rayonier, Inc.		4,000			230,480

Pharmacy Services 2.84%
Express Scripts, Inc.		4,500			279,900	*
HealthExtras, Inc.		10,000			213,800	*
Omnicare, Inc.		1,500			84,345
					578,045

Real Estate Investment Trusts 1.30%
Simon Property Group, Inc.		1,500			111,180
U-Store-It Trust		7,500			152,025
					263,205

Retail 1.42%
CVS Corp.		4,000			116,040
Nordstrom, Inc.		5,000			171,600
					287,640

Telecommunications Equipment 1.97%
Corning, Inc.		4,500			86,985	*
Harris Corp.		7,500			313,500
					400,485

Television 1.04%
Central European Media Enterprises Ltd., Class A		4,000			211,240	*

Tobacco 1.81%
Altria Group, Inc.		5,000			368,550

Transportation 0.88%
Burlington Northern Santa Fe Corp.		3,000			179,400

Wireless Equipment 1.74%
Motorola, Inc.		16,000			353,440

Total Common Stocks and Warrants					18,278,236
(cost $15,321,883)

		Principal
REPURCHASE AGREEMENT 9.34%		Amount

Joint Tri-Party Repurchase Agreement, Morgan
Stanley Dean Witter, 09/30/05, 3.25%, due 10/03/05,
repurchase price $1,900,284, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account
(cost $1,899,769)		$1,899,769			1,899,769

Total Investments 99.20%					20,178,005
(cost $17,221,652)
Other assets and liabilities, net 0.80%					163,534

NET ASSETS 100%					$20,341,539

See notes to portfolios of investments.

CHINA REGION OPPORTUNITY FUND
Portfolio of Investments (unaudited)					September 30, 2005

COMMON STOCKS AND WARRANTS 91.46%		Shares			Value

Audio & Video Products 0.15%
Skyworth Digital Holdings Ltd.		600,000			$52,695

Automobile 4.25%
Hyundai Motor		15,000			1,172,662
Toyota Motor Corp., Sponsored ADR		3,000			277,110
					1,449,772

Banks 5.10%
Kookmin Bank, Sponsored ADR		25,000			1,481,250
Mitsubishi Tokyo Financial Group, Inc., ADR		20,000			260,600
					1,741,850

Cellular Telecommunications 5.42%
China Mobile (Hong Kong) Ltd., H shares		375,000			1,847,988

Chemicals - Agricultural 1.86%
Spur Ventures, Inc.		500,000			633,048	*

Coal 1.48%
Western Canadian Coal Corp.		120,000			506,438	*

Containers 0.91%
China International Marine Containers (Group) Co., Ltd., B shares		246,282			247,331
Shenzhen Chiwan Wharf Holdings Ltd., Series B		40,000			62,860
					310,191

Distribution/Wholesale 4.64%
Esprit Holdings Ltd.		150,000			1,121,575
Li & Fung Ltd.		200,000			462,811
					1,584,386

Diversified Minerals 0.49%
Caledon Resources Corp. plc		900,000			55,736	*
Erdene Gold, Inc.		100,000			82,684	*
New Pacific Metals Corp.		100,000			29,284	*
					167,704

Diversified Operations 5.28%
China Merchants Holdings International Co., Ltd.		100,000			223,026
Keppel Corp., Ltd.		100,000			751,390
Swire Pacific Ltd., Group A		90,000			828,998
					1,803,414

E-Commerce / Services 0.94%
Ctrip.Com International Ltd.		5,000			320,400

Electronics & Components 5.33%
Hon Hai Precision Industry Co., Ltd.		148,275			690,316
Samsung Electronics Co., Ltd.		2,000			1,128,057
Yageo Corp.		1			2	*
					1,818,375

Financial Services 8.62%
Hong Kong Exchanges & Clearing Ltd.		74,000			253,759
Korea Investment Holdings Co., Ltd.		25,000			731,415
Shinhan Financial Group Co., Ltd.		25,000			870,504
Woori Finance Holdings Co., Ltd.		75,000			1,086,331
					2,942,009

Gas Distribution 0.61%
Hong Kong & China Gas Co., Ltd.		101,693			209,759

Gold Mining 2.07%
China NetTV Holdings, Inc.		500,000			117,500	*
China NetTV Holdings, Inc., Warrants (October 2005)		500,000			0	*
Entree Gold, Inc.		200,000			327,290	*
Entree Gold, Inc., Warrants (October 2005)		100,000			47,371	*
Olympus Pacific Minerals, Inc.		340,500			104,110	*
Olympus Pacific Minerals, Inc., Warrants (October 2005)		250,000			0	*
Silk Road Resources Ltd.		260,000			109,728	*
					705,999

Index Fund 3.71%
iShares FTSE/Xinhua China 25 Index Fund		4,000			256,880
iShares MSCI Hong Kong Index Fund		20,000			271,600
iShares MSCI Japan Index Fund		15,000			182,850
iShares MSCI Singapore (Free) Index Fund		20,000			159,600
iShares MSCI South Korea Index Fund		10,000			394,500
					1,265,430

Insurance 2.71%
China Life Insurance Co., Ltd., H shares		1,200,000			925,725	*

Internet 2.42%
Asia Broadband, Inc.		1,010,500			151,575	*
Netease.com, Inc., ADR		7,500			675,075	*
					826,650

Machinery Tools & Related Products 1.49%
Techtronic Industries Co., Ltd.		200,000			509,221

Media 2.15%
Sun New Media, Inc.		181,250			734,062	*

Metal - Aluminum 0.79%
Global Alumina Products Corp.		190,000			269,800	*
Global Alumina Products Corp., Warrants (January 2006)		100,000			0	*
					269,800

Metal - Copper 1.26%
Continental Minerals Corp.		200,000			318,677	*
Toledo Mining Corp. plc		45,240			111,666	*
					430,343

Metal Processors & Fabrication 0.83%
Jiangxi Copper Co., Ltd., H Shares		500,000			282,005

Non-Ferrous Metals 0.30%
Sterling Group Ventures, Inc.		512,800			102,560	*
Sterling Group Ventures, Inc., Warrants (February 2006)		500,000			0	*
					102,560

Oil & Gas - Integrated 4.77%
China Petroleum & Chemical Corp., ADR		5,000			226,300
InterOil Corp.		5,000			116,500	*
PetroChina Co., Ltd., ADR		12,000			1,000,440
PTT plc		20,000			118,894
Sinopec Zhenhai Refining and Chemical Co., Ltd., H shares		150,000			164,369
					1,626,503

Oil & Gas Exploration & Production 8.05%
Big Sky Energy Corp.		1,042,850			1,366,133	*
Big Sky Energy Corp. (RS)		100,000			124,450	*
CNOOC Ltd., ADR		12,000			866,280
CNPC Hong Kong Ltd.		750,000			161,468
PTT Exploration and Production plc		20,000			228,042
					2,746,373

Precious Metals 0.64%
Golden China Resources Corp.		307,500			64,887	*
TVI Pacific, Inc.		1,100,000			113,690	*
TVI Pacific, Inc., Warrants (November 2005)		1,185,714			40,850	*
					219,427

Publishing 0.45%
Lingo Media, Inc.		790,000			153,094	*

Railroad 0.92%
MTR Corp., Ltd.		150,000			312,301

Real Estate Companies 5.27%
Cheung Kong Holdings Ltd.		100,000			1,129,310
China Overseas Land & Investment Ltd.		900,000			272,659
Daying Modern Agricultural Co.		1			0	*
New World Development Co., Ltd.		300,000			394,485
United Overseas Land Ltd.		1,500			2,077
					1,798,531

Rental - Auto & Equipment 0.85%
Cosco Pacific Ltd.		149,000			290,050

Retail 3.19%
China First Pencil Co., Ltd., B shares		1			0	*
Lifestyle International Holdings Ltd.		100,000			159,857
Shanghai Friendship Group, Inc., Co., B shares		2			1
Shinsegae Co., Ltd.		2,500			928,058
					1,087,916

Schools 2.15%
Capital Alliance Group, Inc.		1,578,332			734,076	*

Shipbuilding 0.53%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.		8,000			180,336

Silver Mining 1.27%
Silvercorp Metals, Inc.		100,000			338,487	*
Silvercorp Metals, Inc., Warrants (February 2006) 144A		50,000			93,880	*
					432,367

Telephone - Integrated 0.49%
KT Corp., Sponsored ADR		7,500			168,750

Therapeutics 0.07%
Dragon Pharmaceuticals, Inc.		30,000			22,200	*

Total Common Stocks and Warrants					31,211,748
(cost $24,693,071)

		Principal
REPURCHASE AGREEMENT 9.74%		Amount

Joint Tri-Party Repurchase Agreement, Morgan
Stanley Dean Witter, 09/30/05, 3.25%, due 10/03/05,
repurchase price $3,325,859, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account
(cost $3,324,958)		$3,324,958			3,324,958

Total Investments 101.20%					34,536,706
(cost $28,018,029)
Other assets and liabilities, net (1.20)%					(408,703)

NET ASSETS 100%					$34,128,003

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
Portfolio of Investments (unaudited)			September 30, 2005

COMMON STOCKS AND WARRANTS 90.94%		Shares	Value

Aluminum 0.15%
Global Alumina Products Corp.		800,000	$1,136,000	*
Global Alumina Products Corp., Warrants (January 2006)		400,000	0	*
			1,136,000

Building Materials 1.84%
Eagle Materials, Inc.		35,000	4,247,950
Martin Marietta Materials, Inc.		75,000	5,884,500
Texas Industries, Inc.		80,000	4,352,000
			14,484,450

Coal 4.97%
Adobe Ventures, Inc.		3,040,000	2,382,671	*	+
Adobe Ventures, Inc., Warrants (March 2006)		550,000	0	*
Adobe Ventures, Inc., Warrants (September 2007) (RS)		500,000	126,825	*
Alpha Natural Resources, Inc.		165,000	4,956,600	*
Arch Coal, Inc.		85,000	5,737,500
CONSOL Energy, Inc.		70,000	5,338,900
Fording Canadian Coal Trust		190,000	8,100,091
Macarthur Coal Ltd.		675,000	3,337,889
NEMI Northern Energy & Mining, Inc.		1,478,460	2,648,634	*
Peabody Energy Corp.		50,000	4,217,500
Western Canadian Coal Corp.		425,000	1,793,635	*
Western Canadian Coal Corp., Warrants (June 2006)		145,000	424,616	*
			39,064,861

Copper 1.86%
African Copper plc		1,530,000	1,353,591	*
Amerigo Resources Ltd.		731,600	1,102,709
Constellation Copper Corp.		5,316,900	5,678,443	*
EuroZinc Mining Corp., Special Warrants		834,000	646,484	*
First Quantum Minerals Ltd.		100,000	2,605,400
Tenke Mining Corp.		400,000	3,203,996	*
			14,590,623

Data Processing & Software 0.00%
Stockgroup Information Systems, Inc.		110,000	34,430	*

Diamond Mining & Exploration 0.04%
Diamond Fields International Ltd.		112,000	26,045	*
Diamond Fields International Ltd., Warrants (November 2006)		112,000	0	*
Diamonds North Resources Ltd.		150,000	104,647	*
Metalex Ventures Ltd.		30,000	18,087	*
Vaaldiam Resources Ltd.		250,000	161,492	*
			310,271

Electricity Generation 0.16%
Northland Power Income Fund		100,000	1,247,147

Ferrochrome 0.00%
Zimasco Consolidated Enterprises Ltd. (RS)		22,000	4,840	*

Financial Services 0.98%
GMP Capital Corp.		252,300	7,670,807

Forestry 0.28%
TimberWest Forest Corp.		170,000	2,212,394

Gas & Propane Distribution 0.46%
Energy Savings Income Fund		220,000	3,626,717

General Metal & Mineral Mining 0.90%
Altius Minerals Corp.		100,000	301,451	*
Atacama Minerals Corp.		500,000	322,983	*
Central African Mining & Exploration Co., plc		2,150,000	456,505	*
European Nickel plc		350,000	252,361	*
International Molybdenum plc		1,916,670	1,254,802	*
International Molybdenum plc, Warrants (July 2010)		958,335	161,089	*
International Royalty Corp.		480,000	1,839,714	*
Precious Metals Australia Ltd.		1,000,000	1,123,521	*
Titanium Resources Group Ltd.		1,000,000	955,476	*
Toledo Mining Corp. plc		170,200	420,107	*
			7,088,009

Gold & Copper Mining 2.48%
Continental Minerals Corp.		200,000	318,677	*
European Minerals Corp.		368,250	206,160	*
European Minerals Corp., Warrants (December 2008)		169,125	26,948	*
Fortress Minerals Corp.		200,000	129,193	*
Ivanhoe Mines Ltd.		355,000	2,996,426	*
Northern Dynasty Minerals Ltd., Units		400,000	1,980,965	*
Northern Dynasty Minerals Ltd., Warrants (September 2006)		400,000	258,387	*
Northern Orion Resources, Inc.		3,610,900	10,605,201	*
Northern Orion Resources, Inc., Warrants (May 2008)		791,800	1,104,790	*
Northern Orion Resources, Inc., Warrants (February 2010)		145,000	61,195	*
Northgate Minerals Corp.		1,130,000	1,528,013	*
Northgate Minerals Corp., Warrants (December 2006)		759,000	117,583	*
Taseko Mines Ltd., Warrants (January 2006)		250,000	116,274	*
Taseko Mines Ltd., Warrants (September 2006)		500,000	0	*
			19,449,812

Gold Mining 3.64%
Agnico-Eagle Mines Ltd., Warrants (November 2007)		10,000	21,000	*
Apollo Gold Corp.		111,125	32,542	*
Bema Gold Corp., Warrants (October 2007)		237,000	326,601	*
Bolivar Gold Corp.		2,102,500	4,617,695	*
Bolivar Gold Corp., Warrants (March 2008)		542,600	701,003	*
Bolivar Gold Corp., Warrants (August 2008)		361,600	364,387	*
Bolivar Gold Corp., Warrants (March 2009)		27,000	11,860	*
Caledon Resources Corp. plc		1,020,000	63,168	*
Cambior, Inc., Warrants (August 2008)		10,000	4,177	*
Century Mining Corp.		19,493	6,212	*
Century Mining Corp., Warrants (March 2007)		500,000	0	*
China NetTV Holdings, Inc.		649,750	152,691	*
China NetTV Holdings, Inc., Warrants (October 2005)		500,000	0	*
Corona Gold Ltd.		50,000	382	*
Crowflight Minerals, Inc.		1,100,000	246,329	*
Dumont Nickel, Inc.		500,000	49,524	*
Dumont Nickel, Inc., Warrants (October 2005)		250,000	0	*
Entree Gold, Inc.		410,000	670,944	*
Entree Gold, Inc., Warrants (October 2005)		80,000	37,897	*
Glencairn Gold Corp.		600,000	255,803	*
Glencairn Gold Corp., Warrants (November 2008)		345,000	38,629	*
Goldcorp, Inc.		340,000	6,813,478
Goldcorp, Inc., Warrants (March 2007), Class C		394,450	1,420,095	*
Goldcorp, Inc., Warrants (April 2007)		6,500	112,125	*
Goldcorp, Inc., Warrants (May 2007), Class A		437,250	1,581,715	*
Goldcorp, Inc., Warrants (August 2008), Class B		1,024,600	2,550,359	*
Goldcorp, Inc., Warrants (May 2009)		1,300	32,471	*
Golden China Resources Corp.		136,000	28,698	*
Guinor Gold Corp.		20,000	23,772	*
IAMGOLD Corp.		280,000	2,057,103
Kinross Gold Corp., Warrants (December 2007)		145,000	42,462	*
Laurion Gold, Inc.		25,500	2,526	*
Medoro Resources Ltd.		758,000	55,493	*
Metallica Resources, Inc.		276,000	427,889	*
Metallica Resources, Inc., Warrants (December 2008)		200,000	75,793	*
Mexgold Resources, Inc.		305,000	932,561	*
Mexgold Resources, Inc., Warrants (March 2006)		150,000	135,653	*
Moss Lake Gold Mines Ltd.		3,000	336	*
Nevada Pacific Gold Ltd.		538,648	273,720	*
New Sleeper Gold Corp.		200,000	31,006	*
New Sleeper Gold Corp., Warrants (December 2008)		100,000	0	*
Olympus Pacific Minerals, Inc.		475,000	145,235	*
Olympus Pacific Minerals, Inc., Warrants (October 2005)		250,000	0	*
Pacific Ridge Exploration Ltd.		125,000	7,536	*
Pacific Rim Mining Corp.		100,000	87,000	*
Planet Exploration, Inc.		160,000	44,098	*
Planet Exploration, Inc., Warrants (December 2005)		160,000	0	*
QGX Ltd.		180,000	658,886	*
Radius Gold, Inc.		9,600	5,788	*
Randgold Resources Ltd., ADR		20,000	314,400	*
Red Back Mining, Inc.		400,000	723,483	*
Red Back Mining, Inc. (RS)		300,000	515,482	*
Red Back Mining, Inc., Warrants (July 2005) (RS)		150,000	12,273	*
Ridge Mining plc		575,000	320,483	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)		122,500	18,728	*
Royal Roads Corp.		1,510,000	143,060	*
Silk Road Resources Ltd.		265,000	111,838	*
Stingray Resources, Inc.		120,000	67,181	*
Stingray Resources, Inc., Warrants (December 2005)		60,000	0	*
TLC Ventures Corp.		208,300	283,462	*
TVI Pacific, Inc.		2,250,000	232,548	*
TVI Pacific, Inc., Warrants (November 2005)		2,371,428	81,699	*
Wolfden Resources, Inc.		275,000	532,923	*
X-Cal Resources Ltd.		396,000	90,384	*
			28,594,586

Investment Trusts 0.18%
streetTRACKS Gold Trust		30,000	1,401,000	*

Iron Ore 0.44%
Labrador Iron Ore Royalty Trust		150,000	3,466,259

Lithium 0.01%
Sterling Group Ventures, Inc.		525,700	105,140	*
Sterling Group Ventures, Inc., Warrants (February 2006)		500,000	0	*
			105,140
Mining Equipment & Services 1.23%
Dynatec Corp.		2,464,000	3,353,103	*
Joy Global, Inc.		125,000	6,307,500
			9,660,603

Natural Gas Utility 1.12%
Questar Corp.		100,000	8,812,000

Oil & Gas - Integrated 8.47%
ConocoPhillips		110,000	7,690,100
InterOil Corp.		125,000	2,912,500	*
Marathon Oil Corp.		110,000	7,582,300
Petro-Canada		190,000	7,928,700
PetroChina Co., Ltd., ADR		85,000	7,086,450
Petroleo Brasileiro S.A., ADR		300,000	19,125,000
Sasol Ltd., Sponsored ADR		100,000	3,869,000
Suncor Energy, Inc.		170,000	10,290,100
			66,484,150

Oil & Gas Drilling 9.68%
Atwood Oceanics, Inc.		125,000	10,526,250	*
GlobalSantaFe Corp.		135,000	6,158,700
Grant Prideco, Inc.		250,000	10,162,500	*
Helmerich & Payne, Inc.		65,000	3,925,350
High Arctic Energy Services Trust		130,000	1,373,843
Leader Energy Services Ltd. (RS)		262,000	960,400	*
Nabors Industries, Ltd.		100,000	7,183,000	*
Noble Corp.		45,000	3,080,700
Patterson-UTI Energy, Inc.		120,000	4,329,600
Precision Drilling Corp.		110,000	5,420,180	*
Rowan Companies, Inc.		210,000	7,452,900
Savanna Energy Services Corp.		120,000	2,839,154	*
Todco, Class A		225,750	9,416,032
Trinidad Energy Services Income Trust		100,000	1,371,173
Western Lakota Energy Services, Inc.		150,000	1,808,708	*
			76,008,490

Oil & Gas Equipment & Services 10.48%
Baker Hughes, Inc.		60,000	3,580,800
Calfrac Well Services Ltd.		160,000	5,450,239
Global Industries Ltd.		400,000	5,896,000	*
GulfMark Offshore, Inc.		140,000	4,517,800	*
Halliburton Co.		90,000	6,166,800
Hornbeck Offshore Services, Inc.		206,200	7,553,106	*
Hornbeck Offshore Services, Inc. (RS)		5,000	183,150	*
McDermott International, Inc.		200,000	7,322,000	*
National-Oilwell, Inc.		100,000	6,580,000	*
Oil States International, Inc.		135,000	4,901,850	*
Producers Oilfield Services, Inc.		400,000	3,079,971	*
Saxon Energy Services, Inc.		750,000	3,507,601	*
Saxon Energy Services, Inc., Warrants (April 2006)		187,500	0	*
Schlumberger Ltd.		45,000	3,797,100
Trican Well Service Ltd.		193,250	7,042,253	*
Veritas DGC, Inc.		160,000	5,859,200	*
Weatherford International Ltd.		100,000	6,866,000	*
			82,303,870

Oil & Gas Exploration & Production - Junior 10.66%
Bankers Petroleum Ltd.		4,468,000	7,157,728	*
Bankers Petroleum Ltd., Warrants (November 2009)		2,209,000	2,187,976	*
Big Sky Energy Corp.		2,727,000	3,572,370	*
Big Sky Energy Corp. (RS)		1,000,000	1,244,500	*
Birchcliff Energy Ltd.		50,000	269,153	*
BlackRock Ventures, Inc.		543,000	4,840,489	*
Calvalley Petroleum, Inc., Class A		185,000	629,387	*
Capitol Energy Resources Ltd.		150,000	710,564	*
Catalina Energy Corp. (RS)		1,279,860	136,689	*
Centurion Energy International, Inc.		120,000	1,354,980	*
Choice Resources Corp.		1,973,000	1,614,358	*
Choice Resources Corp., Warrants (March 2006)		1,000,000	0	*
Cinch Energy Corp.		520,000	1,639,206	*
Dune Energy, Inc.		13,800	28,290	*
Duvernay Oil Corp.		55,000	2,006,158	*
Galleon Energy, Inc., Class A		100,000	1,972,353	*
Gastar Exploration Ltd.		200,000	702,812	*
Gastar Exploration Ltd. (RS)		600,000	1,981,827	*
Grove Energy Ltd.		1,000,000	559,838
Grove Energy Ltd., Warrants (April 2006)		600,000	129,193	*
Ivanhoe Energy, Inc.		10,000	20,154	*
Loon Energy, Inc.		1,975,000	1,445,889	*
Mahalo Energy Ltd.		195,000	948,926	*
Niko Resources Ltd., Class A		55,000	2,415,917
OPTI Canada, Inc.		105,000	3,572,198	*
Pacific Stratus Energy Ltd.		3,983,000	1,406,511	*	+
Pacific Stratus Energy Ltd. (RS)		3,200,000	1,074,889	*	+
Pacific Stratus Energy Ltd., Warrants (August 2006)		1,500,000	0	*
Pacific Stratus Energy Ltd., Warrants (July 2007) (RS)		1,600,000	144,697	*
Pan-Ocean Energy Corp., Ltd.		152,000	3,862,021	*
PetroFalcon Corp.		328,800	673,997	*
PetroWorld Corp.		2,000,000	1,893,114	*	+
PetroWorld Corp., Warrants (July 2010) (RS)		1,000,000	0	*
Real Resources, Inc.		140,000	3,291,848	*
TAG Oil Ltd.		266,800	330,900	*
Tanganyika Oil Co. Ltd. (RS)		200,000	1,677,361	*
Tyner Resources Ltd.		880,000	1,076,267	*
Tyner Resources Ltd., Warrants (May 2007)		425,000	153,740	*
Valkyries Petroleum Corp.		400,000	2,449,507	*
Valkyries Petroleum Corp. (RS)		200,000	1,163,602	*
Warren Resources, Inc.		200,000	3,350,000	*
West Energy Ltd.		200,000	1,414,237	*
White Nile Ltd.		12,892,000	18,591,051	*	+
			83,694,697

Oil & Gas Exploration & Production - Senior 9.04%
Burlington Resources, Inc.		100,000	8,132,000
Carrizo Oil & Gas, Inc.		205,000	6,006,500	*
Chesapeake Energy Corp.		200,000	7,650,000
CNOOC Ltd., ADR		60,000	4,331,400
EOG Resources, Inc.		100,000	7,490,000
Goodrich Petroleum Corp.		300,000	7,041,000	*
Novy Neft II Limited		60,000	1,432,500	*
Southwestern Energy Co.		165,000	12,111,000	*
Vintage Petroleum, Inc.		135,100	6,168,666
Western Gas Resources, Inc.		115,000	5,891,450
XTO Energy, Inc.		105,000	4,758,600
			71,013,116

Oil & Gas Refining & Marketing 6.08%
Sunoco, Inc.		200,000	15,640,000
Tesoro Corp.		200,000	13,448,000
Valero Energy Corp.		165,000	18,654,900
			47,742,900

Oil & Gas Royalty Trusts 11.83%
Acclaim Energy Trust		365,000	6,444,598
ARC Energy Trust		120,000	2,490,848
Bonavista Energy Trust		245,000	7,849,791
Canadian Oil Sands Trust		110,000	12,169,588
Daylight Energy Trust		325,000	3,568,968
Enerplus Resources Fund		90,000	4,248,023
Esprit Energy Trust		410,000	5,116,834
Focus Energy Trust		200,000	4,141,079
Harvest Energy Trust		326,838	10,697,079
Paramount Energy Trust		295,000	5,920,072
Penn West Energy Trust		300,000	9,433,702
Peyto Energy Trust		140,000	3,671,676
San Juan Basin Royalty Trust		170,000	8,296,000
Sequoia Oil & Gas Trust		225,000	4,059,903
Trilogy Energy Trust		200,000	4,805,995
			92,914,156

Platinum Group Metals 0.54%
African Minerals, Special Warrants (RS)		12,500	75,000	*
African Platinum plc		5,450,000	2,314,375	*
Anooraq Resources Corp.		750,000	613,669	*
Aquarius Platinum Ltd.		6,862	49,090
Atikwa Minerals Corp.		10,000	517	*
Eastern Platinum Ltd.		755,000	877,869	*
Eastern Platinum Ltd., Warrants (March 2006)		250,000	0	*
Eastern Platinum Ltd., Warrants (April 2008)		57,500	18,324	*
Osmium Holdings S.A. (RS)		104	10,400	*
Platinum Group Metals Ltd.		239,700	289,031	*
SouthernEra Resources Ltd., Warrants (November 2006)		100,000	2,584	*
			4,250,859

Potash & Agricultural Fertilizers 0.07%
Spur Ventures, Inc.		450,000	569,743	*

Power Technology 0.01%
Dynex Power, Inc.		660,000	45,476	*
Dynex Power, Inc., Warrants (August 2006)		330,000	0	*
			45,476

Silver Mining 0.78%
Pan American Silver Corp., Warrants (February 2008)		39,900	337,640	*
Silver Wheaton Corp.		650,000	2,838,379	*
Silver Wheaton Corp., Warrants (August 2009)		3,349,250	1,269,256	*
Silver Wheaton Corp., Warrants (November 2009)		750,000	213,169	*
Silvercorp Metals, Inc.		60,000	203,092	*
Silvercorp Metals, Inc. (RS)		400,000	1,286,422	*
Silvercorp Metals, Inc., Warrants (January 2006) (RS)		200,000	0	*
			6,147,958

Steel 0.65%
NS Group, Inc.		130,000	5,102,500	*

Uranium 0.82%
Khan Resources Inc., Special Warrants (RS)		400,000	344,516	*
Uranium Mining Corp. plc		1,000,000	521,973	*	+
Uranium Mining Corp. plc, Warrants (January 2007)		500,000	0	*
UrAsia Energy BVI Ltd., S/R (RS)		548,000	707,980	*
Western Prospector Group Ltd.		100,000	490,935	*
Western Prospector Group Ltd., Units		650,000	3,191,077	*
Western Prospector Group Ltd., Warrants (October 2005)		325,000	1,147,668	*
			6,404,149

Zinc 1.09%
Breakwater Resources Ltd., Warrants (January 2009)		2,100,000	226,088	*
HudBay Minerals, Inc.		1,625,200	4,689,221	*
HudBay Minerals, Inc., Warrants (December 2009)		16,383,000	564,420	*
Lundin Mining Corp.		273,325	3,060,355	*
			8,540,084

Total Common Stocks and Warrants			714,182,097
(cost $533,908,274)

		Principal
CONVERTIBLE DEBENTURES 0.68%		Amount

Coal 0.32%
Adobe Ventures, Inc., 1.00%, maturity 9/22/06		$ 2,500,000	2,500,000

Gold Mining 0.06%
Bolivar Gold Corp., 6.00%, maturity 12/04/08	CAD	250,000	192,658
Century Mining Corp., 10.00%, maturity 12/31/06	CAD	285,000	245,468
			438,126

Oil & Gas Exploration & Production - Junior 0.30%
1078352 Alberta Ltd., 10.00%, maturity 12/15/07 (RS)	CAD	1,000,000	861,289
Gastar Exploration Ltd., 9.75%, maturity 11/12/09		1,500,000	1,500,000
			2,361,289

Total Convertible Debentures			5,299,415
(cost $5,222,207)

PURCHASED OPTIONS 0.12%		Contracts

Gold Mining 0.02%
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 90, Put, Expiration Mar. 2006
(premium $150,962)		1,125	135,000
Placer Dome, Inc., Strike Price 25, Call, Expiration Jan. 2006
(premium $81,743)		700	8,750
			143,750

Index Fund 0.03%
Energy Select Sector SPDR Fund, Strike Price 40, Put, Expiration Jan. 2007
(premium $361,900)		2,300	253,000

Oil & Gas Exploration & Production - Senior 0.07%
Burlington Resources, Inc., Strike Price 70, Call, Expiration Jan. 2006
(premium $269,600)		200	270,000
EOG Resources, Inc., Strike Price 65, Call, Expiration Jan. 2006
(premium $271,560)		200	258,000
			528,000

Oil & Gas Refining & Marketing 0.00%
Tesoro Corp., Strike Price 60, Put, Expiration Oct. 2005
(premium $83,200)		400	18,000
Valero Energy Corp., Strike Price 100, Put, Expiration Oct. 2005
(premium $115,800)		600	24,000
			42,000

Total Purchased Options			966,750
(cost $1,334,765)

Total Securities			720,448,262

		Principal
REPURCHASE AGREEMENT 7.22%		Amount

Joint Tri-Party Repurchase Agreement, Morgan
Stanley Dean Witter, 09/30/05, 3.25%, due 10/03/05,
repurchase price $56,744,714, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account
(cost $56,729,350)		$56,729,350	56,729,350

Total Investments 98.96%			777,177,612
(cost $595,183,120)
Other assets and liabilities, net 1.04%			8,129,757

NET ASSETS 100%			$785,307,369

See notes to portfolios of investments.

WORLD PRECIOUS MINERALS FUND
Portfolio of Investments (unaudited)			September 30, 2005

COMMON STOCKS AND WARRANTS 92.20%		Shares	Value

Data Processing & Software 0.10%
Stockgroup Information Systems, Inc.		1,050,000	$328,650	*

Diamond Mining & Exploration 2.09%
Aber Diamond Corp.		85,000	3,111,408
Diagem International Resource Corp.		800,000	79,239	*
Diamond Fields International Ltd.		1,296,000	301,382	*
Diamond Fields International Ltd., Warrants (November 2006)		512,000	0	*
Diamonds North Resources Ltd.		2,147,000	1,497,842	*	+
Metalex Ventures Ltd.		70,000	42,203	*
Shore Gold, Inc.		175,000	1,009,862	*
Tahera Diamond Corp.		800,000	316,954	*
Vaaldiam Resources Ltd.		760,000	490,935	*
			6,849,825

Energy - Alternative Sources 0.00%
Altek Power Corp.		18,000	2,946	*

Financial Services 2.07%
Dundee Wealth Management, Inc.		3,000	25,064
GMP Capital Corp.		135,500	4,119,676
NETeller plc		179,800	2,632,593	*
			6,777,333

Gold Royalty Companies 0.16%
International Royalty Corp.		100,000	383,274	*
Royal Gold, Inc.		6,000	161,220
			544,494

Gold/Mineral Exploration & Development 27.28%
Adobe Ventures, Inc.		562,500	440,872	*
African Minerals, Special Warrants (RS)		112,500	675,000	*
African Platinum plc		16,155,000	6,860,318	*
AfriOre Ltd.		1,567,000	2,024,461	*
Alamos Gold, Inc.		590,000	2,439,171	*
Amarc Resources Ltd.		459,545	138,530	*
American Gold Capital Corp.		200,000	120,580	*
Amerix Precious Metals Corp.		425,000	153,740	*
Amerix Precious Metals Corp., Warrants (December 2005)		212,500	0	*
AMT International Mining Corp.		1,000,000	14,642	*
Anooraq Resources Corp.		2,694,100	2,204,380	*
Atikwa Minerals Corp.		1,560,333	80,634	*
Bendigo Mining NL		685,000	602,077	*
Bolivar Gold Corp.		4,522,400	9,932,492	*
Bolivar Gold Corp., Warrants (March 2008)		1,535,540	1,983,816	*
Bolivar Gold Corp., Warrants (August 2008)		2,288,900	2,306,544	*
Bolivar Gold Corp., Warrants (March 2009)		174,500	76,650	*
Caledon Resources plc		18,650,000	1,154,976	*	+
Candente Resource Corp.		220,000	100,426	*
Central African Gold plc		4,015,000	222,004	*
Central African Mining & Exploration Co., plc		2,000,000	424,656	*
Century Mining Corp.		260,823	83,118	*
Century Mining Corp., Warrants (March 2007)		500,000	0	*
Chilean Gold Ltd. (RS)		500,000	0	*
Continental Minerals Corp.		680,000	1,083,502	*
Continental Precious Minerals, Inc.		200,000	158,477	*
Corona Gold Ltd.		812,500	6,210	*	+
Corriente Resources, Inc.		440,000	1,375,651	*
Dumont Nickel, Inc.		1,575,000	156,001	*
Dumont Nickel, Inc., Warrants (October 2005)		750,000	0	*
Eastern Platinum Ltd.		3,210,325	3,732,775	*
Eastern Platinum Ltd., Warrants (March 2006)		500,000	0	*
Eastern Platinum Ltd., Warrants (April 2008)		311,500	99,268	*
ECU Silver Mining, Inc.		920,000	305,069	*
Erdene Gold, Inc.		403,500	333,629	*
European Minerals Corp.		1,170,000	655,269	*
European Minerals Corp., Warrants (December 2008)		413,500	65,886	*
European Nickel plc		400,000	288,412	*
EXMIN Resources, Inc.		55,000	12,316	*
EXMIN Resources, Inc., 144A, S/R		1,000,000	223,935	*
Farallon Resources Ltd.		2,031,000	1,084,553	*
First Point Minerals Corp.		1,100,000	113,690	*
Fortress Minerals Corp.		140,000	90,435	*
Gabriel Resources Ltd.		75,000	149,864	*
Gallery Gold Ltd.		900,000	220,118	*
Gammon Lake Resources, Inc.		120,000	982,903	*
Gold Reserve, Inc.		220,000	513,501	*
Gold Summit Corp.		320,000	96,464	*
Golden China Resources Corp.		1,560,000	329,185	*
Golden Odyssey Mining, Inc.		1,255,000	237,802	*	+
Grandview Gold, Inc. (RS)		400,000	440,291	*
Grandview Gold, Inc., Warrants (August 2006) (RS)		200,000	0	*
Great Basin Gold Ltd.		1,350,000	1,313,897	*
Herald Resources Ltd.		1,000,000	535,010	*
Inca Pacific Resources, Inc.		162,300	88,066	*
Inca Pacific Resources, Inc., Warrants (November 2006)		90,000	0	*
International Molybdenum plc		1,000,000	654,678	*
Ivanhoe Mines Ltd.		742,000	6,262,979	*
Ivanhoe Mines Ltd., Warrants (December 2005)		202,550	52,336	*
Latitude Resources plc		3,000,000	285,316	*
Laurion Gold, Inc.		3,505,000	347,164	*	+
Laurion Gold, Inc. (RS)		3,000,000	281,642	*	+
Laurion Gold, Inc., Special Warrants		2,000,000	0	*
Laurion Gold, Inc., Warrants (October 2005) (RS)		1,500,000	18,087	*
Medoro Resources Ltd.		705,000	51,613	*
Metallic Ventures Gold, Inc.		1,170,000	1,834,030	*
Metallic Ventures Gold, Inc., Warrants (March 2009)		50,000	11,843	*
Metallica Resources, Inc.		315,000	488,351	*
Metallica Resources, Inc., Warrants (December 2008)		495,000	187,589	*
Moto Goldmines Ltd.		5,500	14,211	*
Moto Goldmines Ltd. (RS)		110,000	270,014	*
Moto Goldmines Ltd., S/R (RS)		165,000	405,021	*
Moto Goldmines Ltd., Warrants (August 2007) (RS)		55,000	0	*
Nevsun Resources Ltd.		50,000	105,939	*
New Sleeper Gold Corp.		855,000	132,552	*
New Sleeper Gold Corp., Warrants (December 2008)		150,000	0	*
Northern Dynasty Minerals Ltd.		543,000	2,689,161	*
Northern Dynasty Minerals Ltd., Warrants (September 2006)		100,000	64,597	*
NovaGold Resources, Inc.		10,000	80,358	*
Odyssey Resources Ltd.		1,150,000	64,381	*
Olympus Pacific Minerals, Inc.		756,500	231,306	*
Olympus Pacific Minerals, Inc., Warrants (October 2005)		500,000	0	*
Osmium Holdings S.A. (RS)		891	89,100	*
Oxus Gold plc		250,000	248,822	*
Pacific North West Capital Corp.		1,520,466	379,773	*
Pacific North West Capital Corp., Warrants (October 2005)		187,500	0	*
Pan American Silver Corp.		10,000	176,600	*
Pan American Silver Corp., Warrants (February 2008)		277,350	2,346,982	*
Peru Copper Corp.		230,600	337,643	*
Peru Copper Corp., Warrants (March 2006)		167,375	21,624	*
Planet Exploration, Inc.		310,000	85,440	*
Planet Exploration, Inc., Warrants (December 2005)		300,000	0	*
Platinum Group Metals Ltd.		425,000	512,467	*
Platte River Gold, Special Warrants (RS)		595,000	1,190,000	*
QGX Ltd.		648,000	2,371,991	*
Radius Gold, Inc.		685,700	413,410	*
Red Back Mining, Inc.		248,500	449,464	*
Red Back Mining, Inc. (RS)		300,000	515,482	*
Red Back Mining, Inc., Special Warrants		200,000	0	*
Red Back Mining, Inc., Warrants (July 2007) (RS)		150,000	12,273	*
Ridge Mining plc		1,180,000	657,686	*
Romarco Minerals, Inc.		2,261,000	389,475	*	+
Romarco Minerals, Inc., Units (RS)		5,682,353	929,889	*
Rubicon Minerals Corp.		200,000	153,309	*
Silvercorp Metals, Inc.		835,500	2,828,057	*
Silvercorp Metals, Inc., Warrants (February 2006) 144A		400,000	751,044	*
Solitario Resources Corp.		257,700	377,322	*
Southwestern Resources Corp.		35,000	320,443	*
St. Andrew Goldfields Ltd.		4,841,877	354,472	*
Stingray Resources, Inc.		300,000	167,951	*
Stingray Resources, Inc., Warrants (December 2005)		150,000	0	*
Stratagold Corp.		625,000	387,580	*
Stratagold Corp., Warrants (November 2005)		312,500	32,298	*
Strongbow Exploration, Inc.		820,000	233,065	*
Sydney Resource Corp.		615,000	188,041	*
Sydney Resources Corp., Warrants (March 2006)		300,000	0	*
Tenke Mining Corp.		324,200	2,596,839	*
TLC Ventures Corp.		640,000	870,936	*
TVI Pacific, Inc.		4,181,428	432,170	*
TVI Pacific, Inc., Warrants (November 2005)		2,371,428	81,699	*
UGL Enterprises Ltd.		210,000	59,687	*
Vedron Gold, Inc.		2,728,500	740,259	*	+
Verena Minerals Corp.		1,000,000	163,645	*
Victoria Resources Corp.		50,000	16,580	*
Western Exploration & Development Ltd., 144A, Special Warrants (RS)		600,000	30,000	*
Western Prospector Group Ltd.		800,000	3,927,479	*
White Knight Resource Ltd.		1,105,000	1,380,001	*
Wolfden Resources, Inc.		275,000	532,923	*
X-Cal Resources Ltd.		2,313,000	527,923	*
Yilgarn Mining Ltd.		19,026	3,054	*
			89,549,332

Intermediate & Junior Gold Producers 44.70%
Agnico-Eagle Mines Ltd., Warrants (November 2007)		615,900	1,293,390	*
Apollo Gold Corp.		1,560,950	457,106	*
Apollo Gold Corp., Warrants (December 2006)		333,500	0	*
Bema Gold Corp., Warrants (October 2007)		4,459,260	6,145,141	*
Cambior, Inc.		1,164,500	2,469,275	*
Cambior, Inc., Warrants (October 2006)		125,000	13,996	*
Cambior, Inc., Warrants (August 2008)		350,785	146,532	*
Desert Sun Mining Corp.		70,000	126,610	*
Desert Sun Mining Corp., Warrants (November 2008)		67,500	38,952	*
Dynatec Corp.		2,255,000	3,068,688	*
Emperor Mines Ltd.		980,000	224,704	*
Frontier Pacific Mining Corp.		1,252,000	323,500	*
Frontier Pacific Mining Corp., Warrants (April 2006)		200,000	0	*
Glamis Gold Ltd.		25,000	551,814	*
Glencairn Gold Corp.		3,038,500	1,295,429	*
Glencairn Gold Corp., Warrants (November 2008)		1,311,500	146,846	*
Goldcorp, Inc.		652,680	13,079,542
Goldcorp, Inc., Warrants (March 2007), Class C		3,726,150	13,414,846	*
Goldcorp, Inc., Warrants (April 2007)		144,700	2,496,075	*
Goldcorp, Inc., Warrants (May 2007), Class A		3,380,825	12,229,848	*
Goldcorp, Inc., Warrants (August 2008), Class B		3,523,110	8,769,465	*
Goldcorp, Inc., Warrants (May 2009)		179,800	4,490,935	*
Golden Star Resources Ltd., Warrants (February 2007)		27,500	32,212	*
Guinor Gold Corp.		2,535,000	3,013,049	*
Hecla Mining Co.		280,000	1,226,400	*
High River Gold Mines Ltd.		530,000	671,031	*
IAMGOLD Corp.		502,000	3,688,687
Kinross Gold Corp.		55,000	423,022	*
Kinross Gold Corp., Warrants (December 2007)		2,421,000	708,962	*
Leviathan Resources Ltd.		166,666	101,906	*
LionOre Mining International Ltd.		130,570	637,504	*
Meridian Gold, Inc.		427,000	9,348,702	*
Mexgold Resources, Inc.		1,356,400	4,147,298	*
Mexgold Resources, Inc., Warrants (March 2006)		250,000	226,088	*
Moss Lake Gold Mines Ltd.		2,371,500	265,531	*	+
Nevada Pacific Gold Ltd.		3,781,835	1,921,780	*	+
Northern Orion Resources, Inc.		7,612,000	22,356,419	*	+
Northern Orion Resources, Inc., Warrants (May 2008)		2,888,550	4,030,361	*
Northern Orion Resources, Inc., Warrants (February 2010)		166,500	70,268	*
Northgate Minerals Corp.		1,612,000	2,179,786	*
Northgate Minerals Corp., Warrants (December 2006)		3,757,600	558,032	*
Pacific Rim Mining Corp.		4,989,500	4,340,408	*	+
Randgold Resources Ltd., ADR		489,325	7,692,189	*
Resolute Mining Ltd.		1,278,333	1,426,464	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)		1,098,750	167,976	*
SEMAFO, Inc.		802,300	1,278,373	*
Sino Gold Ltd.		680,000	1,184,971	*
Troy Resources NL		208,800	446,840
Yamana Gold, Inc.		871,286	3,797,173	*
			146,724,126

Investment Trusts 0.47%
Harvest Energy Trust		25,233	825,851
streetTRACKS Gold Trust		15,000	700,500	*
			1,526,351

Metal & Mineral Mining 7.99%
Amerigo Resources Ltd.		1,912,600	2,882,779
Aquarius Platinum Ltd.		110,045	787,245
Breakwater Resources Ltd.		555,000	179,256	*
Breakwater Resources Ltd., Warrants (January 2009)		940,000	101,201	*
Constellation Copper Corp.		950,000	1,014,599	*
HudBay Minerals, Inc.		679,900	1,961,729	*
HudBay Minerals, Inc., Warrants (December 2009)		13,720,000	472,676	*
Lundin Mining Corp.		882,545	9,881,646	*
North American Tungsten Corp., Ltd.		1,112,000	1,101,417	*
Silver Wheaton Corp.		1,000,000	4,366,737	*
Silver Wheaton Corp., Warrants (August 2009)		5,662,250	2,145,808	*
Silver Wheaton Corp., Warrants (November 2009)		1,130,000	321,175	*
SouthernEra Resources Ltd., Warrants (November 2006)		100,000	2,584	*
Taseko Mines Ltd.		500,000	555,532	*
Toledo Mining Corp. plc		160,200	395,424	*
Zimasco Consolidated Enterprises Ltd. (RS)		192,500	42,350	*
			26,212,158

Oil & Gas Exploration & Production - Junior 1.50%
Big Sky Energy Corp.		2,457,450	3,219,259	*
Big Sky Energy Corp. (RS)		500,000	622,250	*
BlackRock Ventures, Inc.		35,000	312,002	*
White Nile Ltd.		535,000	771,503	*
			4,925,014

Oil & Gas Extraction 0.56%
Choice Resources Corp.		605,000	495,026	*
Pacific Stratus Energy Ltd.		1,987,000	701,667	*
Pacific Stratus Energy Ltd. (RS)		1,700,000	571,035	*
Pacific Stratus Energy Ltd., Warrants (August 2006)		562,500	0	*
Pacific Stratus Energy Ltd., Warrants (July 2007) (RS)		850,000	76,870	*
			1,844,598

Senior Gold Producers 5.28%
Barrick Gold Corp.		50,000	1,452,500
Freeport-McMoRan Copper & Gold, Inc., Class B		71,200	3,459,608
Gold Fields Ltd., ADR		166,000	2,411,980
Lihir Gold Ltd.		950,000	1,394,083	*
Newmont Mining Corp.		100,000	4,717,000
Placer Dome, Inc.		226,500	3,884,475
			17,319,646

Therapeutics 0.00%
Allon Therapeutics, Inc.		2,000	1,681	*

Total Common Stocks and Warrants			302,606,154
(cost $216,877,647)

		Principal
CONVERTIBLE DEBENTURES 0.62%		Amount

Gold/Mineral Exploration & Development 0.62%
Bolivar Gold Corp., 6.00%, maturity 12/04/08	CAD $	750,000	577,973
Century Mining Corp., 10.00%, maturity 12/31/06	CAD	1,685,000	1,451,272
			2,029,245

Total Convertible Debentures			2,029,245
(cost $1,803,801)

PURCHASED OPTIONS 0.37%		Contracts

Senior Gold Producers 0.37%
Barrick Gold Corp., Strike Price 30, Call, Expiration Jan. 2006
(premium $385,500)		2,250	337,500
Freeport-McMoRan Copper & Gold, Inc., Strike Price 40, Call, Expiration Jan. 2006
(premium $149,285)		355	337,250
Newmont Mining Corp., Strike Price 40, Call, Expiration Jan. 2006
(premium $175,560)		150	121,500
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 90, Put, Expiration Mar. 2006
(premium $362,310)		2,700	324,000
Placer Dome, Inc., Strike Price 17.50, Call, Expiration Jan. 2007
(premium $29,600)		200	60,000
Placer Dome, Inc., Strike Price 25, Call, Expiration Jan. 2006
(premium $422,911)		3,610	45,125
			1,225,375

Total Purchased Options			1,225,375
(cost $1,525,166)

Total Securities			305,860,774

		Principal
REPURCHASE AGREEMENT 7.85%		Amount

Joint Tri-Party Repurchase Agreement, Morgan
Stanley Dean Witter, 09/30/05, 3.25%, due 10/03/05,
repurchase price $25,765,166, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account
(cost $25,758,190)		$25,758,190	25,758,190

Total Investments 101.04%			331,618,964
(cost $245,964,804)
Other assets and liabilities, net (1.04)%			(3,397,190)

NET ASSETS 100%			$328,221,774

See notes to portfolios of investments.

GOLD SHARES FUND
Portfolio of Investments (unaudited)			September 30, 2005

COMMON STOCKS AND WARRANTS 84.44%		Shares	Value

Diamond Mining & Exploration 0.97%
Aber Diamond Corp.		22,000	$805,306
Diamond Fields International Ltd.		284,000	66,044	*
Diamond Fields International Ltd., Warrants (November 2006)		176,000	0	*
			871,350

Financial Services 0.85%
GMP Capital Corp.		25,000	760,088

Gold Mining 72.76%
Agnico-Eagle Mines Ltd.		116,400	1,727,378
Agnico-Eagle Mines Ltd., Warrants (November 2007)		221,100	464,310	*
Apollo Gold Corp.		406,000	118,892	*
Apollo Gold Corp., Warrants (December 2006)		166,500	0	*
Barrick Gold Corp.		20,000	581,000
Bema Gold Corp., Warrants (October 2007)		1,807,940	2,491,455	*
Bolivar Gold Corp.		100,000	219,629	*
Bolivar Gold Corp., Warrants (March 2008)		233,560	301,744	*
Bolivar Gold Corp., Warrants (August 2008)		10,000	10,077	*
Bolivar Gold Corp., Warrants (March 2009)		2,000	878	*
Cambior, Inc.		424,400	900,559	*
Cambior, Inc., Warrants (October 2006)		43,300	4,848	*
Cambior, Inc., Warrants (August 2008)		254,115	106,150	*
Century Mining Corp.		51,713	16,480	*
Freeport-McMoRan Copper & Gold, Inc., Class B		100,000	4,859,000
Glamis Gold Ltd.		30,000	658,886	*
Glencairn Gold Corp.		177,000	75,462	*
Glencairn Gold Corp., Warrants (November 2008)		88,500	9,909	*
Gold Fields Ltd., ADR		161,000	2,339,330
Goldcorp, Inc.		211,295	4,234,309
Goldcorp, Inc., Warrants (March 2007), Class C		2,325,000	8,370,441	*
Goldcorp, Inc., Warrants (April 2007)		72,900	1,257,525	*
Goldcorp, Inc., Warrants (May 2007), Class A		950,000	3,436,544	*
Goldcorp, Inc., Warrants (August 2008), Class B		769,990	1,916,602	*
Goldcorp, Inc., Warrants (May 2009)		108,000	2,697,558	*
Golden Star Resources Ltd., Warrants (February 2007)		5,000	5,857	*
Hecla Mining Co.		90,000	394,200	*
IAMGOLD Corp.		325,000	2,388,039
Ivanhoe Mines Ltd.		138,000	1,164,808	*
Ivanhoe Mines Ltd., Warrants (December 2005)		51,450	13,294	*
Kinross Gold Corp.		20,000	153,826	*
Kinross Gold Corp., Warrants (December 2007)		1,244,000	364,291	*
Lihir Gold Ltd.		550,000	807,101	*
Meridian Gold, Inc.		222,000	4,861,502	*
Newmont Mining Corp.		55,000	2,594,350
Northern Orion Resources, Inc.		1,987,500	5,837,282	*
Northern Orion Resources, Inc., Warrants (May 2008)		860,350	1,200,437	*
Northern Orion Resources, Inc., Warrants (February 2010)		15,000	6,330	*
Northgate Minerals Corp.		1,638,000	2,214,943	*
Northgate Minerals Corp., Warrants (December 2006)		1,247,900	184,921	*
Placer Dome, Inc.		67,500	1,157,625
Randgold Resources Ltd., ADR		234,630	3,688,384	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)		251,750	38,487	*
Yamana Gold, Inc.		305,752	1,332,505	*
			65,207,148

Gold Royalty Company 3.30%
Royal Gold, Inc.		110,000	2,955,700

Investment Trust 0.26%
streetTRACKS Gold Trust		5,000	233,500	*

Metal & Mineral Mining 6.30%
Lundin Mining Corp.		190,430	2,132,199	*
Pan American Silver Corp., Warrants (February 2008)		122,650	1,037,885	*
Silver Wheaton Corp.		437,250	1,909,356	*
Silver Wheaton Corp., Warrants (August 2009)		1,318,000	499,479	*
Silver Wheaton Corp., Warrants (November 2009)		250,000	71,056	*
			5,649,975

Total Common Stocks and Warrants			75,677,761
(cost $51,329,620)

PREFERRED STOCK 0.65%

Gold Mining 0.65%
Freeport-McMoRan Copper & Gold, Inc., Depositary Shares representing 0.05 shares of
Gold -Denominated Preferred Stock
(cost $449,619)		12,500	586,500

		Principal
CONVERTIBLE DEBENTURE 0.29%		Amount

Gold Mining 0.29%
Century Mining Corp., 10.00%, maturity 12/31/06
(cost $219,772) CAD		$300,000	258,387

PURCHASED OPTIONS 0.44%		Contracts

Gold Mining 0.44%
Barrick Gold Corp., Strike Price 30, Call, Expiration Jan. 2006
(premium $133,500)		750	112,500
Freeport McMoRan Copper & Gold, Inc., Strike Price 40, Call, Expiration Jan. 2006
(premium $60,975)		145	137,750
Newmont Mining Corp., Strike Price 40, Call, Expiration Jan. 2006
(premium $58,520)		50	40,500
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 90, Put, Expiration Mar. 2006
(premium $90,577)		675	81,000
Placer Dome, Inc., Strike Price 17.50, Call, Expiration Jan. 2007
(premium $7,400)		50	15,000
Placer Dome, Inc., Strike Price 25, Call, Expiration Jan. 2006
(premium $58,564)		500	6,250
			393,000

Total Purchased Options			393,000
(cost $409,536)

Total Securities			76,915,648

		Principal
REPURCHASE AGREEMENT 15.58%		Amount

Joint Tri-Party Repurchase Agreement, Morgan
Stanley Dean Witter, 09/30/05, 3.25%, due 10/03/05,
repurchase price $13,968,428, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account
(cost $13,964,646)		$13,964,646	13,964,646

Total Investments 101.40%			90,880,294
(cost $66,373,193)
Other assets and liabilities, net (1.40)%			(1,254,984)

NET ASSETS 100%			$89,625,310

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) September 30, 2005

Legend
* Non-income producing security	GO General Obligation Bond
+ Affiliated company (see following)	RS Restricted Security (see following)
ADR American Depositary Receipt	S/R Subscription Receipt
GDR Global Depositary Receipt	ZCB Zero Coupon Bond

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2005.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

Fair valued securities, which were primarily composed of restricted securities (see following), as a percentage of net assets at September 30, 2005, were 10.02% of China Region Opportunity, 2.51% of Global Resources, 2.86% of World Precious Minerals and 0.29% of Gold Shares.

Joint Tri-Party Repurchase Agreements

The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at September 30, 2005 were:

Morgan Stanley Dean Witter repurchase agreement, 09/30/05, 3.25%, due 10/03/05:
Total principal amount: $165,849,327; Total repurchase price: $165,894,245
Collateral:
$ 16,382,000 U.S. Treasury Bond, 8.875%, 02/15/19
$105,401,000 U.S. Treasury Bond, 8.125%, 08/15/19
(total collateral market value, including accrued interest, of $169,187,175)

Credit Suisse First Boston repurchase agreement, 09/30/05, 3.35%, due 10/03/05:
Total principal amount: $20,000,000; Total repurchase price: $20,005,583
Collateral:
$ 745,000 U.S. Treasury Note, 2.75%, 08/15/07
$20,205,000 U.S. Treasury Note, 3.12%, 09/15/08
    (total collateral market value, including accrued interest, of $20,401,780)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreements. Each owns an undivided interest in the accounts.

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2005.

		Shares of Affiliated Companies
	June 30, 2005	Additions	Reductions	September 30, 2005
Global Resources Fund
Adobe Ventures, Inc.	2,140,000	900,000	-	3,040,000
Pacific Stratus Ventures	3,000,000	4,183,000	-	7,183,000
PetroWorld Corp.	-	2,000,000	-	2,000,000
Uranium Mining Corp plc	-	1,000,000	-	1,000,000
White Nile Ltd.	12,772,000	280,000	(160,000)	12,892,000

At September 30, 2005, the value of investments in affiliated companies was $25,870,209, representing 3.29% of net assets, and the total cost was $7,661,444. Net realized gains on transactions were $329,000, and there was no income earned for the period.

		Shares of Affiliated Companies
	June 30, 2005	Additions	Reductions	September 30, 2005
World Precious Minerals Fund
Caledon Resources Corp. plc	18,175,000	475,000	-	18,650,000
Corona Gold Ltd.	812,500	-	-	812,500
Diamonds North Resources Ltd.	2,207,000	90,000	(150,000)	2,147,000
Endeavour Mining Capital Corp.	1,484,100	-	(1,484,100)	-	(a)
Golden Odyssey Mining, Inc.	-	1,255,000	-	1,255,000
Laurion Gold, Inc.	3,438,000	3,067,000	-	6,505,000
Moss Lake Gold Mines Ltd.	2,318,000	53,500	-	2,371,500
Nevada Pacific Gold Ltd.	3,892,335	19,500	(130,000)	3,781,835
Northern Orion Resources, Inc.	7,336,900	275,100	-	7,612,000
Pacific Rim Mining Corp.	5,049,500	40,000	(100,000)	4,989,500
Romarco Minerals, Inc.	2,251,000	10,000	-	2,261,000
Vedron Gold, Inc.	2,578,500	250,000	(100,000)	2,728,500

At September 30, 2005, the value of investments in affiliated companies was $33,539,508 representing 10.22% of net assets, and the total cost was $25,031,609. Net realized gains on transactions were $407,847, and there was $43,480 of income earned for the period.

(a) At September 30, 2005, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

SECURITY
	Acquisition	Cost per
China Region Opportunity Fund	Date	Share
Common Stocks
Big Sky Energy Corp.	03/01/05	$0.50

At September 30, 2005, the total cost of restricted securities was $50,000, and the total value was $124,450, representing 0.36% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share
Common Stocks and Warrants
Adobe Ventures, Inc., Warrants (September 2007)	09/29/05	$0.24
African Minerals, Special Warrants	07/09/03	$6.00
Big Sky Energy Corp.	03/01/05	$0.50
Catalina Energy Corp.	05/02/05	$0.05
Gastar Exploration Ltd.	06/16/05	$2.67
Hornbeck Offshore Services, Inc.	09/29/05	$35.35
Khan Resources, Inc., Special Warrants	03/24/05	$0.82
Leader Energy Services Ltd.	08/29/05	$2.55
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
Pacific Stratus Energy Ltd.	07/20/05	$0.20
Pacific Stratus Energy Ltd., Warrants (July 2007)	07/20/05	$0.00
PetroWorld Corp., Warrants (July 2010)	07/20/05	$0.00
Red Back Mining, Inc.	07/25/05	$1.39
Red Back Mining, Inc., Warrants (November 2005)	07/25/05	$0.00
Silvercorp Metals, Inc.	09/08/05	$2.71
Silvercorp Metals, Inc., Warrants (January 2006)	09/08/05	$0.00
Tanganyika Oil Co. Ltd.	07/12/05	$6.31
UrAsia Energy BVI Ltd., S/R	08/29/05	$1.25
Valkyries Petroleum Corp.	08/16/05	$5.01
Zimasco Consolidated Enterprises Ltd.	06/15/95-09/30/99	$3.73
Convertible Debentures
1078352 Alberta Ltd.	12/07/04	$0.83

At September 30, 2005, the total cost of restricted securities was $9,656,505, and the total value was $12,512,142, representing 1.59% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share
Common Stocks and Warrants
African Minerals, Special Warrants	07/09/03	$6.00
Big Sky Energy Corp.	03/01/05	$0.50
Chilean Gold Ltd.	01/17/97	$1.10
Grandview Gold, Inc.	08/30/05	$1.05
Grandview Gold, Inc., Warrants (August 2006)	08/30/05	$0.00
Laurion Gold, Inc.	07/28/05	$0.06
Laurion Gold, Inc., Warrants (October 2005)	07/28/05	$0.00
Moto Goldmines Ltd.	08/16/05	$2.25
Moto Goldmines Ltd., S/R	08/16/05	$2.25
Moto Goldmines Ltd., Warrants (August 2007)	08/16/05	$0.00
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Pacific Stratus Energy Ltd.	07/20/05	$0.20
Pacific Stratus Energy Ltd., Warrants (July 2007)	07/20/05	$0.00
Platte River Gold, Special Warrants	03/01/04-06/07/04	$1.50
Red Back Mining, Inc.	07/25/05	$1.39
Red Back Mining, Inc., Warrants (July 2007)	07/25/05	$0.00
Romarco Minerals, Inc., Units	09/06/05	$0.14
Western Exploration & Development Ltd., 144A, Special Warrants	08/14/97	$0.50
Zimasco Consolidated Enterprises Ltd.	06/15/95-09/30/99	$3.73

At September 30, 2005, the total cost of restricted securities was $7,312,635, and the total value was $6,169,304, representing 1.88% of net assets.

TAX INFORMATION

The following table presents the income tax basis of the securities owned at September 30, 2005, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

U.S. Treasury Securities Cash	$110,554,640	$ -	$ -	$ -
U.S. Government Securities Savings	401,396,705	-	-	-
Near-Term Tax Free	16,350,582	126,634	(137,694)	(11,060)
Tax Free	23,257,732	808,837	(25,645)	783,192
All American Equity	17,221,652	3,221,754	(265,401)	2,956,353
China Region Opportunity	28,018,029	7,324,311	(805,634)	6,518,677
Global Resources	595,183,120	187,182,081	(5,187,589)	181,994,492
World Precious Minerals	245,964,804	104,724,429	(19,070,269)	85,654,160
Gold Shares	66,373,193	27,404,508	(2,897,407)	24,507,101

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: November 29, 2005

By: /s/Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date: November 29, 2005